Non-Cash Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors (Details)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Expected option life (years)	5 years 9 months 18 days
Expected volatility	71.80%
Risk-free interest rate	3.60%